******************************* FORM N-Px REPORT *******************************
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                               FORM N-PX REPORT

                   ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY


                     Investment Company Act file number
                                 811-07738

                            MONTANA TAX-FREE FUND, INC.
              (Exact name of registrant as specified in charter)

                               1 North Main Street
                                 Minot, ND  58703
                     (Address of principal executive offices)

                Registrant's Telephone Number, Including Area Code:
                                 (701) 852-5292

                                  Brenda Sem
                             Integrity Mutual Funds
                               1 North Main Street
                                Minot, ND  58703
                     (Name and address of agent for service)

                       Date of fiscal year end: December 31

                Date of reporting period: July 1, 2004 - June 30, 2005


ITEM 1. PROXY VOTING RECORD


===================== MONTANA TAX-FREE FUND, INC. =========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.

========== END NPX REPORT
SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONTANA TAX-FREE FUND, INC.
(Registrant)

By:	 /s/ Brent Wheeler
         Brent Wheeler
         Treasurer

Date: 	August 25, 2005